FEE AND COMISSION INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Fee and commission income

			R$ thousand
	Year ended December 31
	2021	2020	2019
Fee and commission income
Credit card income	7,510,685	6,754,319	7,397,305
Current accounts	7,980,149	7,927,357	7,702,319
Collections	1,970,919	2,150,007	1,935,353
Guarantees	1,111,476	1,259,236	1,257,771
Asset management	1,340,761	1,348,214	1,582,733
Consortium management	2,202,959	1,921,206	1,921,082
Custody and brokerage services	1,293,899	1,200,729	1,134,630
Underwriting/ Financial Advisory Services	1,213,016	1,150,460	1,014,607
Payments	440,155	462,535	475,393
Other	968,988	762,391	916,483
Total	26,033,007	24,936,454	25,337,676